RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Board Member [Member]
Related Party [Abstract]
Accounts payable	$ 0	$ 0	$ 0
Costs and expenses, related party	300	400	200
Receivables from related party	300	200
Hermitage Offshore Services Limited [Member]
Related Party [Abstract]
Management fee received	83	100	100
Costs and expenses, related party	$ 900	$ 2,300	$ 2,300
Hermitage Offshore Services Limited [Member] | Maximum [Member]
Related Party [Abstract]
Ownership interest	5.00%